Supplement Dated August 16, 2023
to the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus
dated May 1, 2023 for the Protective Executive Benefits Registered VUL policies issued by
Protective Life Insurance Company
Protective COLI VUL

Supplement Dated August 16, 2023
to the Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus
dated May 1, 2023 for the Protective Executive Benefits Registered VUL NY polices issued by
Protective Life and Annuity Insurance Company
Protective NY COLI VUL

This Supplement amends certain information in your variable universal life insurance policy prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-265-1545.

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Updating Summary Prospectus and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 years	10 years
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited (1)	0.77%	-15.86%	3.50%	5.06%

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-265-1545. Please keep this Supplement for future reference.